Financial Instruments and Risk Management - Summary of Changes in Value of Options - The Difference Between Esimated Fair Value for Assets and Corresponding Exercise Price (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [abstract]
Balance	R$ 1,150	R$ 1,245	R$ 166
Variation in fair value	187
Variation in fair value		55	1,079
Written down, due to exercise of Put	(830)
Reversals		(150)
Balance	R$ 507	R$ 1,150	R$ 1,245